Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Diversified International Fund	FDVAX	FADIX	FDIBX	FADCX	FDVIX
Fidelity Advisor Emerging Asia Fund	FEAAX	FEATX	FERBX	FERCX	FERIX
Fidelity Advisor Emerging Markets Fund	FAMKX	FTMKX	FBMKX	FMCKX	FIMKX
Fidelity Advisor Europe Capital Appreciation Fund	FAEAX	FAECX	FBEAX	FCEAX	FIEAX
Fidelity Advisor Global Capital Appreciation Fund	FGEAX	FGETX	FGEBX	FEUCX	FEUIX
Fidelity Advisor Global Equity Income Fund	FBLYX	FGABX	--	FGTNX	FBUSX
Fidelity Advisor International Capital Appreciation Fund	FCPAX	FIATX	FCPBX	FCPCX	FCPIX
Fidelity Advisor Overseas Fund	FAOAX	FAERX	FAOBX	FAOCX	FAOIX
Fidelity Advisor Value Leaders Fund	FVLAX	FVLTX	FVLBX	FVLCX	FVLIX

Funds of Fidelity Advisor Series VIII

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

Following shareholder approval, Fidelity Advisor Europe Capital Appreciation Fund merged into Fidelity Europe Fund on March 21, 2014. References to Fidelity Advisor Europe Capital Appreciation Fund throughout this Statement of Additional Information are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 64.

The following table provides information relating to other accounts managed by Mr. Lindblad as of December 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,850	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,380	none	none

* Includes Fidelity Advisor Europe Capital Appreciation Fund ($38 (in millions) assets managed).

As of December 31, 2013, the dollar range of shares of Fidelity Advisor Europe Capital Appreciation Fund beneficially owned by Mr. Lindblad was none.

ACOM10BB-14-02  March 21, 2014
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